May 19, 2016

DREYFUS PREMIER INVESTMENT FUNDS, INC.

- Dreyfus Global Infrastructure Fund

Supplement to Summary and Statutory Prospectuses

dated March 1, 2016

The following information supersedes and replaces any contrary information contained in "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the statutory prospectus:

Maneesh Chhabria, PhD, CFA, FRM and Theodore W. Brooks III, CFA, are the fund's primary portfolio managers, positions they have held since the fund's inception in March 2015, and May 2016, respectively.  Messrs. Chhabria and Brooks are portfolio managers with CenterSquare's global listed infrastructure securities group.

The following information supersedes and replaces the fourth paragraph in "Fund Details – Management" in the statutory prospectus:

Maneesh Chhabria, PhD, CFA, FRM and Theodore W. Brooks III, CFA, are the fund's primary portfolio managers and are jointly and primarily responsible for managing the fund's portfolio.  Messrs. Chhabria and Brooks have managed the fund since its inception in March 2015, and May 2016, respectively.  Mr. Chhabria joined CenterSquare in 2005.  Mr. Brooks joined CenterSquare in 2014; prior thereto, he was a Director of Equity Research, Power & Utilities Group at Barclays Capital from 2005 until 2014.

4003STK0516A

May 19, 2016

DREYFUS PREMIER INVESTMENT FUNDS, INC.

-Dreyfus Global Infrastructure Fund

Supplement to Statement of Additional Information dated

July 1, 2015, as revised or amended, October 1, 2015, November 11, 2015,

December 31, 2015, February 1, 2016, March 1, 2016, March 31, 2016 and April 29, 2016

Effective May 19, 2016, the following information supersedes and replaces any contrary information contained in the section of the fund's Statement of Additional Information entitled "Certain Portfolio Manager Information":

Joshua B. Kohn is no longer a portfolio manager of the Fund.

The following table lists the number and types of accounts (including the fund) advised by the fund's primary portfolio managers and assets under management in those accounts as of April 30, 2016.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Theodore W. Brooks	1	$24M	None	$24M	None	$24M
Maneesh Chhabria	1	$24M	None	$24M	None	$24M

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Theodore W. Brooks	Other Accounts	N/A	N/A
Maneesh Chhabria	Other Accounts	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of April 30, 2016.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Theodore W. Brooks	DGLIF	None
Maneesh Chhabria	DGLIF	$50,001 - $100,000

GRP2-SAISTK-0516A